Comparative information 2021 - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of result from financial transaction [Line Items]
Realized gains and (losses) on financial investments	€ (113)	€ (58)
Net fair value change of derivatives		(129)
Net foreign currency gains and (losses)	€ 2	€ (1)
Previously Reported [Member] | IFRS4 and IAS39 [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives			€ 807
Realized gains and (losses) on financial investments			392
Gains and (losses) on investments in real estate			0
Net fair value change of derivatives			761
Net fair value change on account of policyholder financial assets at fair value through profit or loss			22,539
Net fair value change on investments in real estate for account of policyholders			46
Net foreign currency gains and (losses)			182
Net fair value change on borrowings and other financial liabilities			(13)
Total			€ 24,715